Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment

	(In thousands) December 31,
	2012	2011

Land and improvements	$546,234	$515,674
Buildings and improvements	899,944	841,179
Machinery and equipment	8,160,140	7,727,630
Construction in process and equipment deposits	832,255	396,614

	10,438,573	9,481,097
Less accumulated depreciation	(6,155,517)	(5,725,493)

	$4,283,056	$3,755,604